Financial Risk Management, Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management, Objectives and Policies [Abstract]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities	The impact on the Group’s profit before income tax is due to changes in the fair value of monetary assets and liabilities.
2023	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	(948)
	+10	(1,896)
	-5	948
	-10	1,896
2022	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	1,638
	+10	3,276
	-5	(1,638)
	-10	(3,276)
2021	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	7,695
	+10	15,391
	-5	(7,695)
	-10	(15,391)

Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments	The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:
	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2023
Financial obligations	115,092	269,272	625,455	570,000	1,579,819
Interest	31,769	57,356	231,220	77,643	397,988
Trade and other payables	175,847	38,439	-	-	214,286
Lease liabilities	986	2,957	4,186	-	8,129

As of December 31, 2022
Financial obligations	414,290	116,818	326,544	651,638	1,509,290
Interest	36,222	45,282	213,427	119,201	414,132
Derivative financial instruments	7,473	-	-	-	7,473
Trade and other payables	231,698	41,509	-	-	273,207
Lease liabilities	502	1,503	2,350	-	4,355

Schedule of Financial Derivative Instruments in the Table below are the Gross Undiscounted Cash Flows	The following table shows the corresponding reconciliation to those amounts to their carrying amounts:
	Less than 3 months	3 to 12 months	1 to 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2022
Inflows	88,968	-	-	88,968
Outflows	(1,627)	-	-	(1,627)
Net	87,341	-	-	87,341

Discounted at the applicable interbank rates	86,893	-	-	86,893

Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities:
	Balance as of January 1,	Distribution of dividends	Finance cost on cross currency swaps	Cash inflow	Cash outflow	Movement of foreign currency	Amortization of costs of issuance of senior notes	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2023
Hedge finance cost payable	5,978	-	1,730	-	(7,708)	-	-	-	-
Dividends payable	9,764	175,524	-	465	(175,431)	-	-	-	10,322
Interest-bearing loans	1,593,171	-	-	639,000	(661,520)	-	2,206	169	1,573,026

2022
Hedge finance cost payable	6,213	-	15,155	-	(15,390)	-	-	-	5,978
Dividends payable	9,550	179,805	-	229	(179,820)	-	-	-	9,764
Interest-bearing loans	1,545,355	-	-	525,000	(448,984)	(25,407)	(2,793)	-	1,593,171